Exemption from the Listing Standards for Audit Committees	12 Months Ended
Jun. 30, 2024
Exemption from the Listing Standards for Audit Committees
Exemption from the Listing Standards for Audit Committees	D. Exemption from the Listing Standards for Audit Committees This section is not applicable.